Obligation Related to the Letter of Credit (Details Textual) (USD $)	1 Months Ended	0 Months Ended	1 Months Ended	9 Months Ended	12 Months Ended	1 Months Ended	0 Months Ended		9 Months Ended	3 Months Ended	0 Months Ended
	Jul. 23, 2013	Jun. 14, 2013	Aug. 06, 2013	Sep. 30, 2014	Dec. 31, 2013	Nov. 14, 2014	Jun. 14, 2014	Mar. 06, 2013	Sep. 30, 2013	Mar. 31, 2013	Apr. 04, 2014	Aug. 31, 2013	Dec. 31, 2012	Feb. 25, 2013
Obligation Related to Letter of Credit [Line Items]
Obligation Related to the Letter of Credit				$ 0	$ 151,981								$ 0
Debt Instrument, Interest Rate, Effective Percentage			10.00%	10.00%
Warrants Issued to Purchase of Common Stock, Shares	150,000		1,000,000	1,415,000	4,997,400
Accounts and Notes Receivable, Net					149,500
Proceeds from Loans		147,860
Fair Value of Warrants			134,117									134,117
Subsequent Event [Member]
Obligation Related to Letter of Credit [Line Items]
Obligation Related to the Letter of Credit					90,835
Warrants Issued to Purchase of Common Stock, Shares						375,312
Warrant [Member]
Obligation Related to Letter of Credit [Line Items]
Issuance Of Warrants Value To Purchase CommonStock							250,000
Warrants Exercise Price							$ 1.10
Mr Antoline [Member]
Obligation Related to Letter of Credit [Line Items]
Obligation Related to the Letter of Credit					238,695
Debt Instrument, Interest Rate, Effective Percentage		10.00%
Warrants Issued to Purchase of Common Stock, Shares								1,100,000
Fair Value of Warrants								138,763		138,763
Discount to Reimbursement Agreement Balance								600,000
Accretion Expense				55,204	83,559				83,559
Discount To Addendum Balance					600,000
Mr Antoline [Member] | Warrant [Member]
Obligation Related to Letter of Credit [Line Items]
Fair Value of Warrants					31,510
Discount To Addendum Balance					147,860
Letter of Credit [Member] | Mpr Associates [Member]
Obligation Related to Letter of Credit [Line Items]
Obligation Related to the Letter of Credit														600,000
Debt Instrument, Maturity Date		Dec. 31, 2013
Draws on Letter of Credit										600,000
Letter of Credit [Member] | Mr Antoline [Member]
Obligation Related to Letter of Credit [Line Items]
Repayments of Short-term Debt											$ 90,835